RELATED PARTY TRANSACTIONS (Details)					1 Months Ended	12 Months Ended
	May 22, 2015 USD ($) $ / shares shares	Oct. 31, 2014 CNY (¥)	Oct. 31, 2014 USD ($) $ / shares shares	Apr. 16, 2014 USD ($) shares	Oct. 31, 2016 CNY (¥)	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($) shares	Jun. 30, 2015 shares	Apr. 30, 2015 CNY (¥)	Oct. 14, 2014 $ / shares shares
RELATED PARTIES TRANSACTIONS
Interest incurred						¥ 6,995,833	$ 1,075,240	¥ 18,534,167	¥ 14,202,500
Significant balances with related parties
Due from a related party, current - Receivables due from Ctrip						83,323,718		1,755,889		$ 12,806,621
Due to a related party, current - Payables due to Ctrip						210,833		16,083,610		32,404
Due to a related party, current - Borrowing due to Ctrip						0		100,000,000		$ 0
Repayments of Related Party Debt					¥ 200,000,000			200,000,000
Entrusted Bank Loan
RELATED PARTIES TRANSACTIONS
Interest rate (as a percent)												6.90%
Interest incurred | ¥						6,995,833		18,534,167	14,202,500
Series E Preferred Stock
RELATED PARTIES TRANSACTIONS
Number of shares sold				1,764,055
Proceeds from issuance of shares | $				$ 9,702,299
Class A Common Shares
RELATED PARTIES TRANSACTIONS
Number of shares sold													1,666,666
Sale of common shares to related party (dollar per common share) | $ / shares													$ 6.00
Ctrip | Entrusted Bank Loan
Significant balances with related parties
Due to a related party, current - Borrowing due to Ctrip | ¥												¥ 300,000,000
Ctrip | Car rental and car services referrals
RELATED PARTIES TRANSACTIONS
Transaction incurred | ¥						¥ 16,263,674		¥ 29,399,234	¥ 16,190,063
Ctrip | Series E Preferred Stock
RELATED PARTIES TRANSACTIONS
Number of shares sold				2,368,193
Proceeds from issuance of shares | $				$ 13,025,062
Crawford | Class B Common Shares
RELATED PARTIES TRANSACTIONS
Number of shares sold						18,694,003				18,694,003
Number of warrants exercised by related party			1,500,000
Number of common shares sold under warrant			1,500,000
Purchase price (dollar per common share) | $ / shares			$ 5.50
Proceeds from exercise of warrants		¥ 50,705,282	$ 8,249,993
Tiger Fund and SRS Fund | Class A Common Shares
RELATED PARTIES TRANSACTIONS
Number of shares sold in first tranche	11,437,924
Number of shares sold in second tranche											10,900,000
Tiger Fund and SRS Fund | Class A Common Shares | Ctrip and Crawford
RELATED PARTIES TRANSACTIONS
Number of shares sold	2,666,666
Sale of common shares to related party (dollar per common share) | $ / shares	$ 6.00
Tiger Fund and SRS Fund | Class A Common Shares | Private placements
RELATED PARTIES TRANSACTIONS
Number of shares sold	22,337,924
Sale of common shares to related party (dollar per common share) | $ / shares	$ 6.00
Proceeds from issuance of shares | $	$ 134,000,000
Tiger Fund and SRS Fund | ADS | Ctrip and Crawford
RELATED PARTIES TRANSACTIONS
Sale of common shares to related party (dollar per common share) | $ / shares	$ 12.00
Tiger Fund and SRS Fund | ADS | Private placements
RELATED PARTIES TRANSACTIONS
Sale of common shares to related party (dollar per common share) | $ / shares	$ 12.00